DEFERRED TAX ASSETS AND INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND INCOME TAXES
9.             DEFERRED TAX ASSETS AND INCOME TAXES

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to tax on income or on capital gains.

Jinpan USA, a wholly-owned subsidiary of the Company, is incorporated in the State of New York.  Jinpan USA is subject to federal tax and state tax of United States.

In accordance with the relevant PRC income tax laws, Hainan Jinpan’s applicable tax rate is 25%, however, in 2008 and 2011, Hainan Jinpan was recognized as a technically advanced enterprise by the PRC government and was approved for a preferential tax rate of 15% for three years commencing from January 1, 2008 and 2011.

Jinpan China is exempt from corporate income tax for 2008 and 2009, and from 2010 to 2012 will be subject to a 12.5% tax rate in accordance with PRC income tax law.

Shanghai Jinpan is taxed at deemed profit method for 2009 and 2010. The tax rate for deemed profit method is 1.25% of sales. Shanghai Jinpan is subject to a corporate income tax rate of 25% in 2011.

Pretax income (loss) for the years ended December 31, 2011, 2010 and 2009 was taxed in the following jurisdictions with the exception of the British Virgin Islands, which is tax exempt:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(1,647)	(10,645)	(10,157)	(13,288)
United States of America	448	2,895	1,685	5,865
The People’s Republic of China	28,354	183,223	124,790	225,576

	27,155	175,473	116,318	218,153

Significant components of the provision for income taxes attributable to income before taxes are as follows:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,258)	(21,050)	(29,404)	(17,477)
US	(182)	(1,179)	(192)	(2,951)
Deferred US	-	-	-	-
Non-US	138	895	3,282	-
	(3,302)	(21,334)	(26,314)	(20,428)

Deferred tax assets and deferred tax liabilities of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	510	3,211	2,263
Inventory reserves	190	1,200	593
Deferred expenses	309	1,950	2,610
	1,010	6,361	5,466
Non-Current
Depreciation	34	215	215
Total deferred tax assets-China	1,044	6,576	5,681
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	1,044	6,576	5,681

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	9	56	242
Non-Current	-	-	-
Total deferred tax liabilities	9	56	242

Net deferred tax assets	1,035	6,520	5,439

Based on available evidence, management believes it is more-likely-than-not that the net deferred tax assets will be fully realized. Accordingly, the Group did not provide a valuation allowance against its net deferred tax assets at December 31, 2011. At December 31, 2011, the Group does not have any net operating loss carry forward.

The reconciliation of income tax computed using the PRC statutory rate of 25% in 2009, 2010 and 2011 to actual income tax expense is as follows:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	7,563	48,863	26,648	65,818
Impact of tax holiday of Jinpan China and Shanghai	(4,332)	(27,984)	(18,339)	(46,827)
Effect of difference between the PRC and USA tax rate	70	455	(230)	1,485
Others Tax (credits)			18,235	(48)
	3,301	21,334	26,314	20,428

Under ASC 740, the Group recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. , We evaluated the  Company’s overall tax positions and determined there were no material unrecognized tax benefits and there have been no material changes in unrecognized benefits since January 1, 2007. We have not filed US federal and state  tax returns as of the date of this report.